Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Revenue
Commercialization Revenue	$ 1,872	$ 1,006
Milestone Revenue	15,000	10,500
Interest Revenue	176	131
Total Revenue	17,048	11,637
Clinical trial and research & development	(6,057)	(13,374)
Manufacturing production & development	(1,295)	(3,650)
Employee benefits
Salaries and employee benefits	(4,731)	(4,926)
Defined contribution superannuation expenses	(75)	(90)
Equity settled share-based payment transactions	(804)	(818)
Total Employee benefits	(5,610)	(5,834)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(455)	(160)
Intellectual property amortization	(394)	(394)
Total Depreciation and amortization of non-current assets	(849)	(554)
Other Management & administration expenses
Overheads & administration	(1,774)	(1,995)
Consultancy	(1,145)	(849)
Legal, patent and other professional fees	(3,226)	(1,573)
Intellectual property expenses (excluding the amount amortized above)	(594)	(591)
Total Other Management & administration expenses	(6,739)	(5,008)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	(288)	(622)
Total Fair value remeasurement of contingent consideration	(288)	(622)
Other operating income and expenses
Remeasurement of borrowing arrangements	(401)
Foreign exchange gains/(losses)	232	(151)
Total Other operating income and expenses	(169)	(151)
Finance (costs)/gains
Remeasurement of borrowing arrangements	120
Interest expense	(3,577)	(2,653)
Total Finance costs	(3,457)	(2,653)
Loss before income tax	$ (7,416)	$ (20,209)